BORROWINGS - Principal maturities of the long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
2025	¥ 116,453	¥ 85,728
2026	119,355	85,728
2027	0	111,926
2028 and after	33,630	2,516
Total	¥ 269,438	¥ 285,898